CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS	12 Months Ended
Mar. 31, 2017
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS
10.	CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

The Group's financial instruments that are exposed to concentrations of credit risk consist primarily of its cash and cash equivalents and trade receivables.

The Group's cash and cash equivalents are high-quality deposits placed with banking institutions with high credit ratings. This investment policy limits the Group's exposure to concentrations of credit risk.

The trade receivable balances largely represent amounts due from the Group's principal customers who are generally international organizations with high credit ratings. Letters of credit are the principal security obtained to support lines of credit or negotiated contracts from a customer. As a consequence, related credit risk are limited.

Accounts receivable from the three customers with the largest receivable balances as of March 31, 2016 and 2017 are as follows:

	Percentage of accounts receivable
	2016	2017
	%	%

Customer A	45.3	47.9
Customer B	12.9	13.0
Customer C	11.0	12.0

Three largest receivable balances	69.2	72.9

Details of the movements of the allowances for doubtful account are as follows:

	Year ended March 31,
	2015	2016	2017
	$	$	$

At beginning of year	6	6	6
Allowance for the year	-	-	60

At end of year	6	6	66

A substantial percentage of the Group's sales are made to four customers and are typically on an open account basis. Customers accounting for 10% or more of total net sales in any of the years ended March 31, 2015, 2016 and 2017 are as follows:

	Year ended March 31,
	2015	2016	2017
	%	%	%

Customer A (note a)	38.3	44.1	46.0
Customer B (note b)	13.1	12.2	11.6
Customer C (note b)	N/A	14.0	11.0
Customer D (note a)	N/A	N/A	10.7

Notes:

(a)	Sales to this customer were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.
(b)	Sales to this customer were reported in the Electric OEM operating segment.